Details of Significant Accounts - Common Stock - Additional Information (Details)				1 Months Ended			2 Months Ended	3 Months Ended
	Aug. 31, 2020 shares	Jun. 30, 2020 TWD ($) shares $ / shares	Feb. 29, 2020 shares	Dec. 31, 2019 TWD ($) shares	Jul. 31, 2019 shares	Nov. 30, 2018 shares	Jul. 31, 2018 shares	Apr. 30, 2019 shares	Dec. 31, 2020 TWD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Oct. 24, 2019 TWD ($) $ / shares shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares	May 31, 2017 $ / shares	Mar. 25, 2011 TWD ($) $ / shares shares
Disclosure Of Classes Of Share Capital [Line Items]
Authorized Share Capital									$ 2,000,000,000	$ 71,225,000
Additional paid-in capital									$ 841,549,000	$ 29,970,000
Par value per share | (per share)									$ 10	$ 0.3
Maximum number of shares to be issued through private placement																4,711,000
Subscription Price | $ / shares																$ 42.45
Amount raised through private placement | $																$ 200,000,000
Number of shares sold		10,000,000									10,000,000	10,200,000
Offering price per share | (per share)		$ 68									$ 2.42	$ 82
Total paid-in capital		$ 680,000,000		$ 741,939,000					$ 841,549,000	$ 29,970,000	$ 24,217,000	$ 836,400,000
Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares sold				74,194,000					84,155,000	84,155,000			64,045,000
Number of shares outstanding				74,189,000					84,155,000	84,155,000			64,045,000	56,199,000
Restricted Stocks
Disclosure Of Classes Of Share Capital [Line Items]
Subscription Price | $ / shares															$ 10
Number of shares of employee restricted stocks granted	12,000	10,000	12,000	5,000	33,000	10,000	25,000	17,600
American Depositary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares sold									3,915,550	3,915,550
Number of shares outstanding									3,692,085	3,692,085
Offering price per share | $ / shares										$ 5.80
American Depositary Shares | Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares outstanding									7,384,170	7,384,170
Percentage of shares outstanding									8.77%	8.77%
American Depositary Shares | Common Stock
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares sold									7,831,100	7,831,100
Offering price per share | $ / shares									$ 89.32